SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues of Major Customers
The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2016	2017	2018
Customer A	*	$39,219,089	$115,411,965
Customer B	$47,696,332	$43,258,204	$57,858,670
Customer C	*	$39,099,677	*

*	Represents less than 10%